Segment Reporting	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment Reporting

15. Segment Reporting

The Company’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making decisions, allocating resources and assessing performance. The chief operating decision maker uses revenue to assess segment profitability and allocate resources effectively. There are inter-segment revenue transactions including marketing service and management service. Reconciliation of total segment revenues to consolidated revenues excludes inter-segment revenue. The accounting policies of the segments are the same as those used by the Company.

During the six months ended March 31, 2026 and 2025, the Company operated in three primary reportable segments, representing its operating subsidiaries QHI, DC, and DU. Other business activities that are currently not classified as a reportable segment is combined in the category of “Other”, which includes the results of HHI, Skyward, Gilmore and SouthGilmore..

A summary of segment information for the six months ended March 31, 2026:

	- QHI -	- DC -	-DU-	Other	Total
	US$	US$	US$	US$	US$
Revenue	642,828	962,919	4,665,204	-	6,270,951
Cost of services	90,041	455,705	2,093,141	-	2,638,887
Selling expenses and general administrative	1,478,909	668,206	2,309,070	159,776	4,615,961
Segmented loss /(income)	926,122	160,992	(262,993)	159,776	983,897
Depreciation expense					205,953
Stock-based compensation expense					1,259,037
Other expenses/(income)					606,857
Interest income					(6,248)
Loss before income taxes					3,049,496
Income taxes expense					111,582
Net loss					3,161,078

A summary of segment information for the six months ended March 31, 2025:

	- QHI -	- DC -	-DU-	Other	Total
	US$	US$	US$	US$	US$
Revenue	1,550,559	24,304	3,792,542	-	5,367,405
Cost of services	325,438	35,600	1,590,197	-	1,951,235
Selling expenses and general administrative	2,618,426	241,497	1,533,770	353,587	4,747,280
Segmented loss/(income)	1,393,305	252,793	(668,575)	353,587	1,331,110
Depreciation expense					201,635
Stock-based compensation expense					430,356
Other income					(1,890,840)
Interest income					(2,673)
Loss before income taxes					69,588
Income taxes expense					86,571
Net loss					156,159

As at March 31, 2026, total assets located in the U.S. and Canada were $7,733,480 or 84%, and $1,495,050 or 16% of the Company’s total assets.

As at September 30, 2025, long-term assets located in the U.S. and Canada were $8,212,099 or 87%, and $1,259,527 or 13% of the Company’s total long-term assets.